CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and Due from Banks	$ 447,544,202	$ 462,491,302
Cash	172,582,784	69,330,707
Financial Institutions and Correspondents	274,961,418	393,160,595
Argentine Central Bank (BCRA)	245,908,193	374,742,115
Other, Local and Foreign Financial Institutions	29,053,225	18,418,480
Debt Securities at fair value through profit or loss	792,270,323	459,588,993
Derivative Financial Instruments	3,327,780	2,429,223
Repurchase Transactions	115,523,908	395,830,377
Other Financial Assets	55,571,314	45,526,918
Loans and Other Financing	1,243,616,465	1,450,106,105
Non-financial Public Sector	1,284,551	970
Argentine Central Bank (BCRA)	3,682	1,038
Other Financial Institutions	13,663,998	24,828,732
Non-financial Private Sector and Residents Abroad	1,297,659,004	1,517,448,418
Expected credit loss allowance	(68,994,770)	(92,173,053)
Other Debt Securities	366,674,973	183,801,002
Financial Assets Pledged as Collateral	152,102,733	68,636,679
Current Income Tax Assets	410,248	148,785
Investments in Equity Instruments	2,239,039	2,438,682
Equity investments in Associates and Joint Ventures	666,769	329,876
Property, Plant and Equipment	115,820,988	121,153,619
Intangible Assets	38,513,019	41,357,399
Deferred Income Tax Assets	7,251,712	8,349,605
Assets for Insurance Contracts	4,932,269	6,267,504
Other Non-financial Assets	25,170,574	20,256,128
Non-current Assets Held for Sale	1,251	1,280
Total Assets	3,371,637,567	3,268,713,477
Liabilities
Deposits	2,141,977,734	2,017,874,559
Non-financial Public Sector	41,710,545	50,502,546
Financial Sector	701,773	367,380
Non-financial Private Sector and Residents Abroad	2,099,565,416	1,967,004,633
Liabilities at fair value through profit or loss	78,223	147,408
Derivative Financial Instruments	1,694,114	1,387,179
Repurchase Transactions	0	631,362
Other Financial Liabilities	348,779,269	381,231,576
Financing Received from the Argentine Central Bank and Other Financial Institutions	37,438,244	46,186,834
Debt Securities	67,303,327	54,487,112
Current Income Tax Liabilities	8,799,933	18,814,719
Subordinated Debt Securities	45,405,004	51,182,953
Provisions	10,255,023	8,535,056
Deferred Income Tax Liabilities	6,366,393	10,578,430
Liabilities for Insurance Contracts	5,109,920	6,215,128
Other Non-financial Liabilities	89,552,825	78,355,869
Total Liabilities	2,762,760,009	2,675,628,185
Shareholders’ Equity
Capital Stock	1,474,692	1,474,692
Paid-in capital	17,281,187	17,281,187
Capital Adjustments	217,357,729	217,357,729
Reserves	498,634,892	468,618,635
Retained Deficit	(174,777,575)	(173,444,489)
Other Comprehensive Income	267,214	1,227,741
Income for the Year	48,639,400	60,569,787
Shareholders’ Equity Attributable to Parent Company´s Owners	608,877,539	593,085,282
Shareholders’ Equity Attributable to Non-controlling Interests	19	10
Total Shareholders’ Equity	$ 608,877,558	$ 593,085,292